EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended December 31,
	2014	2013	2012
	(In thousands, except share and per share amounts)

Income (loss) from continuing operations less noncontrolling interest	$(75,994)	$(508,868)	$190,968
Income from discontinued operations, net of tax	—	—	3,497
Net income (loss) attributable to McDermott International, Inc.	$(75,994)	$(508,868)	$194,465

Weighted average common shares (basic)	237,229,086	236,514,584	235,638,422
Effect of dilutive securities:
Stock options, restricted stock and restricted stock units	—	—	1,981,266
Adjusted weighted average common shares and assumed exercises of stock options and vesting of stock awards (diluted)	237,229,086	236,514,584	237,619,688
Basic earnings (loss) per share
Income (loss) from continuing operations less noncontrolling interest	(0.32)	(2.15)	0.81
Income (loss) from discontinued operations, net of tax	—	—	0.01
Net income (loss) attributable to McDermott International, Inc.	(0.32)	(2.15)	0.83
Diluted earnings (loss) per share:
Income (loss) from continuing operations less noncontrolling interest	(0.32)	(2.15)	0.80
Income (loss) from discontinued operations, net of tax	—	—	0.01
Net income (loss) attributable to McDermott International, Inc.	(0.32)	(2.15)	0.82